Business combinations (Details)	1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Purchase price allocation
Cash consideration	¥ 23,800,000
Goodwill.					¥ 10,236,000		¥ 12,697,000		¥ 147,296,000	$ 1,569,000
Total revenue					585,762,000	$ 89,772,000	1,435,727,000	¥ 1,921,876,000
Net income/(loss)					¥ (304,147,000)	$ (46,613,000)	(451,760,000)	(164,615,000)
Weighted-average amortization period					3 years	3 years
Unaudited pro forma consolidated financial information
Amortization of identifiable intangible assets					¥ 4,209,000		14,826,000	11,245,000
Goodwill impairment					¥ 12,565,000		¥ 147,296,000	0
Technology
Purchase price allocation
Weighted-average amortization period					8 years 6 months	8 years 6 months	8 years 6 months
Non-compete agreement
Purchase price allocation
Weighted-average amortization period					5 years 6 months	5 years 6 months	5 years 6 months
Databook Tech Ltd.(Databook Tech Ltd. and its subsidiaries and VIE collectively refer to "Databook")
Business combinations
Percentage of equity interest acquired			65.00%
Purchase price allocation
Fair value of issued the Company's Class A ordinary shares			¥ 88,181,000
Fair value of issued the options to purchase the Company's Class A ordinary shares			6,052,000
Cash consideration			110,240,000
Total consideration			204,473,000
Noncontrolling interests			110,100,000
Cash and cash equivalents			474,000
Other working capital			(15,850,000)
Short-term investment			75,706,000
Other assets			2,567,000
Goodwill.			147,296,000
Deferred tax liability			18,420,000
Total			314,573,000
Total revenue								46,675,000
Net income/(loss)								13,795,000
Unaudited pro forma consolidated financial information
Net revenues								2,029,055,000	1,477,555,000
Net loss								(163,490,000)	(212,988,000)
Amortization of identifiable intangible assets								¥ 25,500,000	¥ 25,500,000
Goodwill impairment		¥ 147,296,000
Databook Tech Ltd.(Databook Tech Ltd. and its subsidiaries and VIE collectively refer to "Databook") | Technology
Purchase price allocation
Identifiable intangible assets acquired			¥ 71,000,000
Weighted-average amortization period			8 years 6 months
Databook Tech Ltd.(Databook Tech Ltd. and its subsidiaries and VIE collectively refer to "Databook") | Customer relationship
Purchase price allocation
Identifiable intangible assets acquired			¥ 22,900,000
Weighted-average amortization period			5 years 6 months
Databook Tech Ltd.(Databook Tech Ltd. and its subsidiaries and VIE collectively refer to "Databook") | Non-compete agreement
Purchase price allocation
Identifiable intangible assets acquired			¥ 28,900,000
Weighted-average amortization period			5 years 6 months
Databook Tech Ltd.(Databook Tech Ltd. and its subsidiaries and VIE collectively refer to "Databook") | Class A ordinary shares
Business combinations
Percentage of equity interest acquired											74.61%
Number of shares issued | shares			5,772,447
Number of options issued to purchase Class A common stock | shares			397,820
Databook Tech Ltd.(Databook Tech Ltd. and its subsidiaries and VIE collectively refer to "Databook") | Class A ordinary shares | Ordinary Share Repurchase Agreement
Business combinations
Percentage of equity interest acquired											2.36%
Unaudited pro forma consolidated financial information
Shares repurchased | shares				504,527
Databook Tech Ltd.(Databook Tech Ltd. and its subsidiaries and VIE collectively refer to "Databook") | Class A ordinary shares | Share Swap Agreement
Business combinations
Percentage of equity interest acquired											7.25%
Number of shares issued | shares				2,400,000
Purchase price allocation
Fair value of issued the Company's Class A ordinary shares | $				$ 3,590
Cash consideration | $				$ 500
Unaudited pro forma consolidated financial information
Shares purchased | shares				1,009,053
Amount recognized in equity attributable to the company											¥ 4,039